GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Selling, general and administrative expense [abstract]
Salaries and benefits	$ 1,407	$ 1,423
Professional/consulting fees	960	1,230
Shareholder relations	284	173
Insurance	241	193
Regulatory Fees	214	214
Travel	174	323
Depreciation	177	235
Asset Impairment	0	344
Equipment rental and storage	0	342
Other	269	200
Total	$ 3,726	$ 4,677	$ 6,084